PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Amounts in $ ‘000	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at January 1, 2024	1,525	3,059	3,274	1,652	179	9,689
Investments	—	197	219	230	144	790
Internal transfer - cost	—	—	—	175	(175)	—
Depreciation charges	(355)	(266)	(756)	(900)	—	(2,277)
Currency translation - cost	(291)	(311)	(582)	(152)	(3)	(1,339)
Currency translation - accumulated depreciation	216	148	410	115	—	889
Movement 2024	(430)	(232)	(709)	(532)	(34)	(1,937)
At cost	4,622	5,432	9,297	5,384	145	24,880
Accumulated depreciation	(3,527)	(2,605)	(6,732)	(4,264)	—	(17,128)
Carrying value at December 31, 2024	1,095	2,827	2,565	1,120	145	7,752
Investments	—	173	188	388	—	749
Internal transfer - cost	—	144	—	—	(145)	(1)
Divestments	—	—	(143)	—	—	(143)
Depreciation charges	(360)	(333)	(659)	(706)	—	(2,058)
Depreciation of disinvestment	—	—	96	—	—	96
Currency translation - cost	609	654	1,226	343	—	2,832
Currency translation - accumulated depreciation	(479)	(333)	(909)	(273)	—	(1,994)
Movement 2025	(230)	305	(201)	(248)	(145)	(519)
At cost	5,231	6,403	10,568	6,115	—	28,317
Accumulated depreciation	(4,366)	(3,271)	(8,204)	(5,243)	—	(21,084)
Carrying value at December 31, 2025	865	3,132	2,364	872	—	7,233
The Company had capital expenditures of $0.7 million and $0.8 million, mainly related to new machinery and equipment for the years ended December 31, 2025 and 2024.
For the years ended December 31, 2025 and 2024, depreciation charges on production related property, plant and equipment of $0.7 million and $0.8 million have been included in the value of inventories and an amount of $1.4 million and $1.5 million of the total depreciation costs for 2025 and 2024 have been charged to the statement of income (other operating costs).